UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2671

DWS Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 8/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2009 (Unaudited)

DWS Strategic High Yield Tax Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 92.2%
Alabama 0.4%
Camden, AL, Industrial Development Board Revenue, Weyerhaeuser, Series A, Prerefunded, 6.125%, 12/1/2024	1,000,000	1,169,370
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	2,000,000	1,584,760
Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	2,000,000	1,401,980

		4,156,110
Arizona 2.0%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	3,621,520
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,248,134
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:

Series A, 5.0%, 7/1/2022	3,570,000	3,818,186
Series A, 5.0%, 7/1/2023	2,540,000	2,694,305
Pima County, AZ, Industrial Development Revenue, Tucson Electric Power, Series A, 6.375%, 9/1/2029	5,000,000	4,983,800
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-1, 144A, AMT, 4.9%, 3/1/2028	5,000,000	4,362,600

		23,728,545
California 9.1%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.125%, 4/1/2039	10,000,000	10,239,200
Series F-1, 5.5%, 4/1/2043	10,000,000	10,465,100
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034 (a)	8,750,000	9,177,000
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	4,129,200
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series A-1, 5.75%, 6/1/2047	1,665,000	1,298,717
California, State General Obligation, 5.0%, 8/1/2034	5,185,000	5,014,828
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	10,000,000	9,718,600
5.75%, 4/1/2031	23,360,000	24,480,579
Long Beach, CA, Bond Finance Authority Lease Revenue, Long Beach Museum of Art, 0.28% **, 9/1/2009, Bank One NA (b)	2,510,000	2,510,000
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	620,000	585,528
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease Revenue, Series C, AMT, 7.5%, 12/1/2024	6,035,000	5,155,519
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Series A-3, 0.16% **, 7/1/2035	3,000,000	3,000,000
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, Series A, AMT, 7.375%, 9/1/2027	885,000	815,749
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 5.125%, 11/1/2039	10,400,000	10,609,976
University of California, Regents Medical Center, Pooled Revenue, Series B-1, 0.12% **, 5/15/2032	10,000,000	10,000,000

		107,199,996
Colorado 4.5%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024 (c)	3,500,000	3,331,825
Colorado, Educational & Cultural Facilities Authority Revenue, National Jewish Federation, Series A-13, 0.14% **, 5/1/2038, Bank of America NA (b)	1,300,000	1,300,000
Colorado, Health Facilities Authority Revenue, Adventist Health Sunbelt, Series D, 5.125%, 11/15/2029	8,000,000	7,865,920
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	11,750,000	8,943,160
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	1,794,580
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028	6,365,000	6,493,191
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway Authority, Series D, Prerefunded, 7.125%, 6/15/2041	7,925,000	8,838,594
Colorado Springs, CO, Colorado College Project Revenue, 0.14% **, 6/1/2029	300,000	300,000
Denver, CO, Airport Revenue, Series D, AMT, 7.75%, 11/15/2013	7,480,000	8,073,089
Denver, CO, City & County Single Family Mortgage Revenue, Metro Mayors Caucus, AMT, 5.25%, 11/1/2040	3,484,688	3,323,382
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,310,491

		52,574,232
Connecticut 0.8%
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	1,909,470

Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A, 6.5%, 9/1/2031	7,295,000	3,484,311
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2010	2,000,000	760,000
Series B, 144A, Zero Coupon, 9/1/2011	2,000,000	851,020
Series B, 144A, Zero Coupon, 9/1/2012	2,000,000	769,480
Series B, 144A, Zero Coupon, 9/1/2013	2,000,000	731,940
Series B, 144A, Zero Coupon, 9/1/2014	2,000,000	692,340
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A, 5.7%, 9/1/2012	1,000,000	520,910

		9,719,471
Delaware 0.1%
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series A, 6.0%, 1/1/2035	1,000,000	745,130
District of Columbia 0.9%
District of Columbia, Metropolitan Airport Authority System, Series B, AMT, 5.0%, 10/1/2023 (c)	10,000,000	10,027,900
Florida 8.1%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	410,000	332,670
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	4,270,000	3,208,905
Florida, Harbourage at Braden River Community Development District, Capital Improvement Revenue, Series A, 6.125%, 5/1/2034	1,500,000	1,274,715
Florida, Main Street Community Development District, Capital Improvement Revenue, Series A, 144A, 6.8%, 5/1/2038	2,950,000	2,282,562
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	8,500,000	6,100,705
Florida, Special Assessment Revenue, East Park Community Development District, Series A, 7.5%, 5/1/2039	1,750,000	1,370,460
Florida, Tolomato Community Development District, Special Assessment, 5.4%, 5/1/2037	18,600,000	11,027,010
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, Prerefunded, 5.125%, 11/15/2020	30,000	35,065
Series G, 5.125%, 11/15/2020	970,000	996,074
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	81,819
Series G, 5.125%, 11/15/2021	1,930,000	1,962,984
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	87,663
Series G, 5.125%, 11/15/2022	2,205,000	2,229,321
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	210,391
Series G, 5.125%, 11/15/2023	2,245,000	2,253,553
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, 5.625%, 8/15/2029	13,125,000	10,523,494
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	8,100,000	6,337,764
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, Series A, AMT, 5.25%, 10/1/2033 (c)	5,000,000	4,707,000
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, 5.25%, 10/1/2035	5,000,000	4,478,250
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	689,750
Palm Beach County, FL, Health Facilities Authority Revenue, Waterford Project, 5.375%, 11/15/2022	2,600,000	2,289,456
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027 (c)	2,500,000	2,258,750
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	7,229,920
Series A, 144A, 5.75%, 10/1/2022	9,500,000	9,003,625

South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2025 (c)	3,745,000	3,884,951
South Miami, FL, Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group:
5.0%, 8/15/2023	5,000,000	5,095,150
5.0%, 8/15/2024	1,000,000	1,017,040
5.0%, 8/15/2025	5,000,000	5,062,050

		96,031,097
Georgia 2.8%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	3,000,000	2,391,330
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,045,000	814,484
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2034	10,000,000	10,474,000
Georgia, Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates-Southeast Health, Series A, 5.625%, 8/1/2034	5,500,000	5,520,735
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	10,000,000	10,166,700
Series A, 5.5%, 9/15/2024	2,440,000	2,308,630
Georgia, Municipal Electric Authority, Power Revenue:
Series Z, ETM, 5.5%, 1/1/2012	80,000	84,205
Series 2005-Z, 5.5%, 1/1/2012	1,295,000	1,401,990

		33,162,074
Guam 1.0%
Government of Guam, General Obligation, Series A, 7.0%, 11/15/2039	10,155,000	10,238,169
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,230,086

		11,468,255
Hawaii 1.1%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series B, AMT, 4.6%, 5/1/2026 (c)	11,790,000	10,167,932
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., 6.5%, 7/1/2039	2,500,000	2,621,850

		12,789,782
Illinois 2.0%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029 (c)	175,000	178,997
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	9,500,000	8,100,650
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg, Series A, 5.625%, 2/15/2037	5,000,000	3,498,450
Illinois, Finance Authority Revenue, Monarch Landing, Inc. Facilities, Series A, 7.0%, 12/1/2027	5,000,000	2,958,000
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, 5.75%, 11/1/2028 (c)	1,250,000	1,266,762
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,022,851
Series A, 5.875%, 2/15/2038	500,000	385,720
Illinois, Municipal Electric Agency, Power Supply Revenue:
Series A, 5.25%, 2/1/2023 (c)	3,500,000	3,666,075
Series A, 5.25%, 2/1/2024 (c)	2,500,000	2,613,825

		23,691,330
Indiana 0.4%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,595,703
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	1,000,000	771,040

North Manchester, IN, Peabody Retirement Community Project Revenue, Series A, 7.25%, 7/1/2033 ***	3,000,000	1,867,500
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.5%, 9/1/2027	1,000,000	792,950

		5,027,193
Iowa 0.9%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	978,460
6.0%, 6/1/2039	2,000,000	1,935,220
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	5,335,000	3,874,224
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	4,246,350

		11,034,254
Kansas 0.7%
Wichita, KS, Hospital & Healthcare Revenue:
Series 3, 5.5%, 11/15/2025	1,300,000	1,313,182
Series 3, 5.625%, 11/15/2031	3,750,000	3,772,013
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	3,600,000	3,590,532

		8,675,727
Kentucky 0.5%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare, Series A, 6.625%, 10/1/2028	1,195,000	1,212,841
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033 (c)	3,635,000	3,847,502
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	1,000,000	914,690

		5,975,033
Louisiana 2.0%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project:
Series A, AMT, 5.0%, 11/1/2018	1,260,000	1,134,517
Series A, AMT, 5.75%, 9/1/2031	5,000,000	4,413,000
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	5,416,680
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	14,000,000	12,801,600

		23,765,797
Maryland 1.7%
Anne Arundel County, MD, National Business Park Project, 144A, Prerefunded, 7.375%, 7/1/2028	1,922,000	2,069,590
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	7,000,000	3,710,560
Series B, 5.25%, 12/1/2031	2,400,000	1,308,432
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, Series A, 5.0%, 7/1/2037	5,005,000	4,230,376
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	2,660,000	2,532,001
6.0%, 1/1/2028	6,100,000	6,135,136

		19,986,095
Massachusetts 3.7%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	8,805,000	5,948,834
AMT, 8.0%, 9/1/2035	960,000	672,490
Massachusetts, Health & Educational Facilities Authority Revenue, Caritas Christi Obligation, Series B, 6.25%, 7/1/2022	1,750,000	1,674,750
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015	3,400,000	4,098,632

Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Partners Healthcare System, Series B, 5.125%, 7/1/2019	1,185,000	1,197,786
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,690,000	2,869,123
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, Prerefunded, 9.15%, 12/15/2023	2,000,000	2,511,420
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	5,898,016
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.75%, 11/15/2035	2,300,000	1,527,775
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,382,850
Series E-1, 5.125%, 7/1/2038	1,500,000	1,328,370
Massachusetts, State Health & Educational Facilities Authority Revenue, Jordan Hospital, Series B, 6.875%, 10/1/2015	5,090,000	5,104,303
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	1,965,645
Series E, 5.0%, 7/15/2032	3,250,000	2,507,537
Series E, 5.0%, 7/15/2037	2,750,000	2,044,817
Massachusetts, State Health & Educational Facilities Authority Revenue, Quincy Medical Center, Series A, 6.5%, 1/15/2038	1,500,000	1,113,225
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	370,000	372,623
Series F, 5.75%, 7/1/2029	1,480,000	1,424,012

		43,642,208
Michigan 2.0%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	3,707,100
7.125%, 11/15/2043	1,500,000	1,246,395
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority:
Zero Coupon, 7/1/2011	3,150,000	2,964,402
Zero Coupon, 7/1/2012	3,150,000	2,832,889
Detroit, MI, Sewer Disposal Revenue, Series D, 1.0% *, 7/1/2032 (c)	1,605,000	1,201,744
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	656,980
Kentwood, MI, Economic Development, Limited Obligation, Holland Home, Series A, 5.375%, 11/15/2036	2,000,000	1,336,980
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023 (c)	7,500,000	7,855,200
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	2,000,000	2,011,560

		23,813,250
Mississippi 1.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	5,365,525
Mississippi, Sales & Special Tax Revenue, Development Bank, Diamond Lakes Utilities, Series A, 6.25%, 12/1/2017	1,000,000	863,000
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	4,250,000	3,718,113
Series A, 6.5%, 9/1/2032	2,620,000	2,593,800

		12,540,438
Missouri 1.5%
Branson, MO, Regional Airport Transportation Development, District Airport Revenue, Series B, AMT, 6.0%, 7/1/2037	1,250,000	817,475
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	1,731,080

Florissant, MO, Industrial Development Revenue, Desmet Acquisition, Series A, Prerefunded, 8.5%, 8/15/2030	6,290,000	6,814,586
Florissant, MO, Industrial Development Revenue, St. Catherine Acquisition, Series B, Prerefunded, 9.0%, 8/15/2030	2,975,000	3,236,711
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	750,750
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,210,940

		17,561,542
Nebraska 0.2%
Nebraska, Central Plains Energy Project Revenue, Project No. 1, Series A, 5.25%, 12/1/2021	3,000,000	2,923,890
Nevada 1.7%
Clark County, NV, Industrial Development Revenue, Nevada Power Co. Project:
Series A, AMT, 5.6%, 10/1/2030	2,080,000	1,808,082
Series B, AMT, 5.9%, 10/1/2030	8,335,000	7,530,756
Clark County, NV, School District, Series A, 5.0%, 6/15/2022 (c)	4,830,000	5,100,721
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier, 7.375%, 1/1/2030 ***	6,000,000	60,000
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	4,398,350
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	2,000,000	1,580,960

		20,478,869
New Hampshire 0.9%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	858,357
Series A, 5.4%, 1/1/2030	550,000	429,687
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,693,788
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	1,115,000	1,116,305
5.625%, 7/1/2018	1,615,000	1,467,873
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	4,000,000	3,664,200

		10,230,210
New Jersey 2.6%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution Control Amerada, 6.05%, 9/15/2034	1,000,000	1,001,990
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,165,000	1,067,326
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue, Series A, 5.0%, 7/1/2023 (c)	1,770,000	1,818,003
New Jersey, Economic Development Authority Revenue, United Methodist Homes, Series A-2, 6.625%, 7/1/2033	2,500,000	1,981,675
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	11,570,000	10,576,021
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,082,245
New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2029	15,965,000	12,703,989

		30,231,249
New York 3.1%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	3,000,000	2,703,390
Series A, 5.75%, 11/15/2022	1,500,000	1,497,105
Long Island, NY, Power Authority, Electric Systems Revenue, Series E, 5.0%, 12/1/2022 (c)	7,075,000	7,377,527

New York, Liberty Development Corp. Revenue, National Sports Museum Project, Series A, 6.125%, 2/15/2019 ***	2,203,531	2,204
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, 5.25%, 7/1/2024	960,000	904,224
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	1,676,520
New York & New Jersey Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2023 (c)	8,260,000	8,412,562
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	8,000,000	7,164,240
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport:
AMT, 7.75%, 8/1/2031	2,085,000	1,783,780
AMT, 8.0%, 8/1/2028	3,000,000	2,654,190
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,165,455
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	916,887

		36,258,084
North Carolina 0.4%
North Carolina, Electric Revenue, Municipal Power Agency:
Series F, 5.5%, 1/1/2016	1,000,000	1,051,420
Series F, 5.5%, 1/1/2017	1,495,000	1,558,552
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	1,966,275

		4,576,247
North Dakota 0.0%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, Prerefunded, 7.125%, 8/15/2024	250,000	268,020
Ohio 2.8%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	37,505,000	31,797,114
Franklin County, OH, Hospital & Healthcare Revenue, Health Care Facilities, Ohio Presbyterian Retirement Service, Series A, Prerefunded, 7.125%, 7/1/2029	1,000,000	1,120,790

		32,917,904
Oregon 0.9%
Clackamas County, OR, North Clackamas School District No. 12, Series B, 0% to 6/15/2011, 5.0% to 6/15/2023 (c)	10,420,000	10,209,829
Pennsylvania 4.3%
Allegheny County, PA, Hospital Development Authority Revenue, West Penn Allegheny Health Systems:
Series A, 5.0%, 11/15/2028	12,160,000	8,116,557
Series B, Prerefunded, 9.25%, 11/15/2022	2,000,000	2,245,760
Bucks County, PA, Industrial Development Authority, Retirement Community Revenue, Ann’s Choice, Inc. Facility, Series A, 6.25%, 1/1/2035	2,250,000	1,734,907
Chester County, PA, Senior Care Revenue, Health & Education Facilities Authority, Jenners Pond, Inc. Project, Prerefunded, 7.625%, 7/1/2034	1,750,000	2,085,177
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 5.75%, 7/1/2017	6,250,000	7,059,625
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	918,080
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	1,604,352
Northampton County, PA, Hospital Authority Revenue, St. Luke’s Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	3,231,865
Series A, 5.5%, 8/15/2035	6,500,000	5,831,735

Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Reliant Energy, Series A, AMT, 6.75%, 12/1/2036	2,910,000	2,851,742
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	5,095,000	5,214,478
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing Authority, Amtrak Project, Series A, AMT, 6.125%, 11/1/2021	700,000	647,339
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Temple University Health Systems, Series A, 5.0%, 7/1/2034	10,000,000	7,443,300
Philadelphia, PA, School District, Series C, 0.22% **, 6/1/2026, TD Bank NA (b) (c)	1,500,000	1,500,000
Westmoreland County, PA, Industrial Development Authority Revenue, Redstone Retirement Community, Series A, 5.875%, 1/1/2032	1,000,000	763,030

		51,247,947
Puerto Rico 5.8%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	25,000,000	25,185,000
Commonwealth of Puerto Rico, General Obligation:
Series A, 5.0%, 7/1/2021	5,000,000	4,864,750
Series A, 6.0%, 7/1/2038	7,200,000	7,169,904
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,480,716
Puerto Rico, Electric Power Authority Revenue, Series TT, 5.0%, 7/1/2032	5,500,000	5,275,545
Puerto Rico, Public Buildings Authority Revenue, Government Facilities:
Series N, 5.5%, 7/1/2024	2,000,000	1,906,280
Series M, 6.25%, 7/1/2022	5,000,000	5,210,400
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, Step-up Coupon, 0.0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	7,000,000
Series A, 6.5%, 8/1/2044	10,000,000	10,835,500

		68,928,095
South Carolina 0.9%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,403,580
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District:
Series B, 7.5%, 11/1/2015	1,000,000	950,990
Series A, 7.75%, 11/1/2039	4,917,000	3,837,915
South Carolina, Jobs Economic Development Authority Revenue, Bon Secours Health System, Series B, 5.625%, 11/15/2030	3,960,000	3,796,492
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, Series C, Prerefunded, 7.0%, 8/1/2030	600,000	716,262

		10,705,239
South Dakota 0.7%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	2,773,920
Series B, 5.5%, 7/1/2035	5,000,000	4,825,900
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	994,030

		8,593,850
Tennessee 3.5%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	2,500,000	2,355,800
5.0%, 12/15/2018	2,160,000	2,020,831
Elizabethton, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board, Series B, Prerefunded, 8.0%, 7/1/2033	3,000,000	3,497,760
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	3,000,000	3,000,840
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, First Mortgage, Mountain States Health Alliance, Series A, 5.5%, 7/1/2036	18,795,000	17,060,786
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, Prerefunded, 7.5%, 7/1/2033	5,000,000	5,722,700

Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.25%, 9/1/2018	8,000,000	8,017,040

		41,675,757
Texas 12.1%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,500,000	2,789,605
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	1,963,725
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 4.388%, 4/1/2027 (d)	4,910,000	3,359,226
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	3,268,440
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	7,160,760
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033	7,000,000	3,664,780
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,375,140
Fort Bend, TX, General Obligation, Independent School District, Series A, 5.25%, 8/15/2025	4,445,000	4,732,325
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, Series A, 5.125%, 12/1/2023	1,175,000	1,134,016
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	10,100,000	8,636,005
Lewisville, TX, Combination Contract Revenue, 144A, 6.75%, 10/1/2032	16,900,000	16,713,762
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030 (c)	11,000,000	8,538,750
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,182,310
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Allied Waste NA, Inc. Project, Series A, AMT, 5.2%, 4/1/2018	1,500,000	1,437,300
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	1,000,000	1,009,510
Second Tier, Series F, 5.75%, 1/1/2038	17,500,000	17,281,425
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039 (c)	8,000,000	6,453,040
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series A, 5.0%, 2/15/2022	2,000,000	2,032,300
Texas, Dallas-Fort Worth International Airport Revenue, Series A, AMT, 5.5%, 11/1/2020 (c)	7,125,000	7,226,246
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	5,000,000	4,794,350
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series D, 5.625%, 12/15/2017	14,790,000	14,536,203
Series D, 6.25%, 12/15/2026	6,875,000	7,012,981
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	10,000,000	10,184,400
Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%, 4/1/2032	2,000,000	1,959,820
Tom Green County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Shannon Health System Project, 6.75%, 5/15/2021	1,000,000	1,018,630

		142,465,049
Vermont 0.1%
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, 144A, AMT, 8.25%, 6/15/2020 (e)	720,000	685,663
Virginia 0.8%
Virginia, Marquis Community Development Authority Revenue, 5.625%, 9/1/2018	7,500,000	5,739,375
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	1,804,374
Virginia, Peninsula Town Center Community Development Authority Revenue, Special Obligation, 6.45%, 9/1/2037	3,000,000	2,233,020

		9,776,769

Washington 2.4%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	2,459,773
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016	2,500,000	3,152,125
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028 (c)	2,970,000	2,579,623
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center:
Series B, 5.75%, 8/15/2037 (c)	6,675,000	5,765,932
Series A, 6.125%, 8/15/2037	16,000,000	14,563,520

		28,520,973
West Virginia 0.8%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	980,000	1,049,825
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	6,214,250
6.5%, 10/1/2038	3,000,000	2,516,580

		9,780,655
Wisconsin 0.6%
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	5,000,000	5,107,500
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034	2,500,000	1,971,875

		7,079,375
Multi-State 0.3%
Non-Profit Preferred Funding Trust I, Series A1, 4.22%, 9/15/2037	4,842,284	4,018,321

Total Municipal Bonds and Notes (Cost $1,139,411,796)		1,088,887,454
Municipal Inverse Floating Rate Notes (f) 20.2%
California 2.1%
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2024 (c) (g)	8,500,000	8,996,330
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2025 (c) (g)	11,000,000	11,642,310
Trust: Sacramento, CA, Municipal Utility District, Electric Revenue, Series R 11513-1, 144A, 18.756%, 8/15/2024, Leverage Factor at purchase date: 5 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027 (c) (g)	2,126,587	2,206,323
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028 (c) (g)	1,935,078	2,007,633
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 8.953%, 5/1/2027, Leverage Factor at purchase date: 2 to 1

		24,852,596
Hawaii 0.9%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (g)	10,000,000	10,733,400
Trust: Hawaii, State General Obligation, Series 2867, 144A, 17.36%, 5/1/2027, Leverage Factor at purchase date: 4 to 1
Nevada 1.9%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (g)	7,851,481	8,221,778
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (g)	8,203,602	8,590,506
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (g)	5,298,193	5,548,071
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.051%, 6/15/2021, Leverage Factor at purchase date: 2 to 1

		22,360,355

New York 2.3%
New York, State Dormitory Authority Revenues, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (g)	5,095,207	5,504,658
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 17.494%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (g)	4,000,000	4,331,760
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (g)	3,000,000	3,248,820
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (g)	3,000,000	3,248,820
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 15.915%, 6/15/2025, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (g)	10,000,000	10,625,920
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 11.015%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1

		26,959,978
Ohio 1.1%
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (g)	4,522,767	4,666,984
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (g)	7,712,913	7,958,854
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.399%, 1/1/2028, Leverage Factor at purchase date: 3 to 1

		12,625,838
Pennsylvania 3.4%
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2023 (g)	21,790,000	23,864,597
Trust: Pennsylvania, State General Obligation, Series R-11505-1, 144A, 42.781%, 8/1/2023, Leverage Factor at purchase date: 10 to 1
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2024 (g)	15,475,000	16,853,035
Trust: Pennsylvania, State Revenue Bond, Series 2720, 144A, 12.439%, 8/1/2024, Leverage Factor at purchase date: 3 to 1

		40,717,632
Tennessee 1.4%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (g)	14,996,415	16,304,640
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 17.446%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Texas 4.1%
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2024 (g)	3,710,000	3,970,966
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2025 (g)	4,315,000	4,618,522
Trust: Conroe, TX, Independent School District, Series 2487, 144A, 16.97%, 2/15/2024, Leverage Factor at purchase date: 4 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (g)	15,000,000	16,160,350
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.24%, 2/1/2024, Leverage Factor at purchase date: 3 to 1
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024 (g)	10,000,000	10,861,940
Trust: Texas, North East Independent School District, Series 2355, 144A, 21.32%, 8/1/2024, Leverage Factor at purchase date: 5 to 1
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (g)	12,500,000	13,394,825
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 20.88%, 4/1/2026, Leverage Factor at purchase date: 5 to 1

		49,006,603
Washington 3.0%
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2024 (g)	10,000,000	10,616,800
Trust: Washington, Energy Northwest Electric Revenue, Series 2301, 144A, 22.4%, 7/1/2024, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series 2007A, 5.0%, 7/1/2023 (c) (g)	10,000,000	10,800,040
Trust: Washington, State General Obligation, Series 2302, 144A, 21.52%, 7/1/2023, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series A, 5.0%, 7/1/2025 (g)	10,000,000	10,788,360
Trust: Washington, State General Obligation, Series 2154, 144A, 22.2%, 7/1/2025, Leverage Factor at purchase date: 5 to 1

Washington, State Public Power Supply System, Nuclear Project No. 2, 5.4%, 7/1/2012				3,000,000	3,602,640

					35,807,840

Total Municipal Inverse Floating Rate Notes (Cost $231,726,183)					239,368,882
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,371,137,979) †				112.4	1,328,256,336
Other Assets and Liabilities, Net				(12.4)	(146,676,385)

Net Assets				100.0	1,181,579,951

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2009.

**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2009.

***				Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier	7.375%	1/1/2030	6,000,000	5,798,546	60,000
New York, Liberty Development Corp. Revenue, National Sports Museum Project, Series A	6.125%	2/15/2019	2,203,531	2,203,531	2,204
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A	7.25%	7/1/2033	3,000,000	2,910,069	1,867,500
				10,912,146	1,929,704
†

The cost for federal income tax purposes was $1,369,850,501. At August 31, 2009, net unrealized depreciation for all securities based on tax cost was $41,594,165. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $45,575,109 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $87,169,274.

(a)				When-issued security.
(b)				Security incorporates a letter of credit from the bank listed.
(c)				Bond is insured by one of these companies:
Insurance Coverage					As a % of Total Investment Portfolio
Ambac Financial Group, Inc.					2.2
American Capital Assurance					0.4
Assured Guaranty Corp.					0.8
Financial Guaranty Insurance Co.					2.8
Financial Security Assurance, Inc.					4.1
National Public Finance Guarantee Corp.					1.2
Radian					0.2
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(d)				Partial interest paying security. The rate shown represents 65% of the original coupon rate.

(e)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Security
Security	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as a % of Net Assets
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, 144A, AMT, 8.25%, 6/15/2020	12/12/1989	706,367	685,663	0.1
(f)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(g)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At August 31, 2009, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)

3/2/2010 3/2/2021	18,300,000[1]	Fixed — 3.59%	Floating — LIBOR	542,775
1/8/2010 1/8/2026	5,800,000[2]	Fixed — 3.133%	Floating — LIBOR	640,133
3/16/2010 3/16/2027	10,000,000[3]	Fixed — 3.605%	Floating — LIBOR	648,539
6/2/2010 6/2/2029	4,800,000[2]	Fixed — 4.446%	Floating — LIBOR	(150,770)
6/23/2010 6/23/2029	20,000,000[2]	Fixed — 4.466%	Floating — LIBOR	(640,171)
12/18/2009 12/18/2029	25,450,000[2]	Fixed — 2.52%	Floating — LIBOR	5,541,477
6/11/2010 6/11/2031	17,300,000[2]	Fixed — 4.773%	Floating — LIBOR	(1,333,752)
Total net unrealized appreciation on interest rate swaps	5,248,231

Counterparties:
1	The Goldman Sachs & Co.
2	JPMorgan Chase Securities, Inc.
3	Citigroup, Inc.
LIBOR: Represents the London InterBank Offered Rate.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(h)	$ —	$ 1,328,256,336	$ —	$ 1,328,256,336
Derivatives(i)	—	7,372,924	—	7,372,924
Total	$ —	$ 1,335,629,260	$ —	$ 1,335,629,260
Liabilities
Derivatives(i)		$ (2,124,693)		$ (2,124,693)

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$ 5,248,231

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2009